Fees and Expenses - Ultra-Short Strategy Portfolio - Ultra-Short Strategy Portfolio	Sep. 30, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]
The table below describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay fees other than the fees and expenses of the Fund, such as brokerage commissions and other fees charged by financial intermediaries, which are not reflected in the tables and examples below. The Fund does not charge any sales loads or other fees when you purchase or redeem shares.

Other Expenses, New Fund, Based on Estimates [Text]	Other Expenses have been estimated for the current fiscal year.
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Mercury Class
Advisory Fee	0.20%
Shareholder Service or 12b-1 Fee	None
Other Expenses[1]	0.10%
Total Annual Fund Operating Expenses[2]	0.30%
Fee Waiver and/or Expense Reimbursement[2]	0.05%
Total Annual Fund Operating Expenses After Fee Waiver and/ or Expense Reimbursement[2]	0.25%
[1],[2]
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waiver and/or expense reimbursement arrangement for only the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	If You SOLD Your Shares
Expense Example, With Redemption [Table]

If You SOLD Your Shares
	1 Year	3 Years
Mercury Class	$26	$91

Expense Example, No Redemption, By Year, Caption [Text]	If You HELD Your Shares
Expense Example, No Redemption [Table]

If You HELD Your Shares
	1 Year	3 Years
Mercury Class	$26	$91

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the most recent fiscal year end, no portfolio turnover rate is available for the Fund.

[1]
1	Other Expenses have been estimated for the current fiscal year.

[2]
2	The Fund’s “Adviser” and “Administrator,” Morgan Stanley Investment Management Inc., has agreed to waive all or a portion of its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.25% for Mercury Class. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Trustees of Morgan Stanley Institutional Fund Trust (the “Trust”) acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate.